SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Estimated Useful Lives Of Property And Equipment) (Details)	12 Months Ended
Dec. 31, 2017
Building [Member]
Property and equipment, net [Line Items]
Estimated useful lives	46 years
Furniture and vehicles [Member]
Property and equipment, net [Line Items]
Estimated useful lives	5 years
Computer equipment and application software [Member] | Minimum [Member]
Property and equipment, net [Line Items]
Estimated useful lives	2 years
Computer equipment and application software [Member] | Maximum [Member]
Property and equipment, net [Line Items]
Estimated useful lives	3 years